Offsets	Aug. 25, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-273940
Initial Filing Date	Aug. 11, 2023
Fee Offset Claimed	$ 4,833.50
Explanation for Claimed Amount	(1) On August 11, 2023, the Registrant filed a registration statement on Form S-3 (File No. 333-273940) (the "Prior Registration Statement"), to register securities with an aggregate maximum offering price of $50,000,000 (the "Offering"), and paid a registration fee of $5,510.00 in connection therewith. As of the date of this Registration Statement, an aggregate of $50,000,000 of securities registered on the Prior Registration Statement are unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is allowed to apply $5,510.00, toward the registration fee for this registration statement because the unsold securities are being moved from the Prior Registration Statement to this registration statement, and the registration fee previously paid by the Registrant relating to the unsold securities included on this registration statement will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $5,510.00 associated therewith (which amount is based on the filing fee rates in effect at the time of the filing of the Prior Registration Statements) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Unsold Registration Statements shall be deemed terminated as of the date of the effective date of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Repositrak, Inc.
Form or Filing Type	S-3
File Number	333-273940
Filing Date	Aug. 11, 2023
Fee Paid with Fee Offset Source	$ 5,510.00